              As filed with the Securities and Exchange Commission
                                 on May 15, 2002
                      Registration No. 333-89661; 811-09645
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

                       Post-Effective Amendment No. 22                       [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

                              Amendment No. 23                               [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

              Robert M. Kurucza, Esq.             Carl Frischling, Esq.
              Marco E. Adelfio, Esq.              Kramer, Levin, Naftalis
              Morrison & Foerster LLP                 & Frankel
              2000 Pennsylvania Ave., N.W.        919 3rd Avenue
              Suite 5500                          New York, New York 10022
              Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

      [ ]  Immediately upon filing pursuant        [X]  on May 22, 2002  pursuant
           to Rule 485(b), or                           to Rule 485(b), or

      [ ]  60 days after filing pursuant           [ ]  on (May 10, 2002) pursuant
           to Rule 485(a), or                           to Rule 485(a).

      [ ]  75 days after filing pursuant to        [ ]  on (date) pursuant to
           paragraph (a)(2)*                            paragraph(a)(2) of Rule 485

If appropriate, check the following box:

      [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 22 to the Registration Statement of Nations Funds Trust (the "Trust") for the purpose of delaying the effectiveness of Nations Marsico Principal Protection Fund to May 22, 2002. Part A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 18 filed on February 19, 2002.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 15th day of May, 2002.

                                        NATIONS FUNDS TRUST

                                        By:              *
                                           -------------------------------
                                              A. Max Walker
                                              President and Chairman
                                              of the Board of Trustees

                                        By: /s/ Richard H. Blank, Jr.
                                           -------------------------------
                                              Richard H. Blank, Jr.
                                              *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                             TITLE                          DATE
          ----------                             -----                          ----

              *                         President and Chairman              May 15, 2002
------------------------------
(A. Max Walker)                        of the Board of Trustees
                                     (Principal Executive Officer)

/s/ Richard H. Blank, Jr.                      Treasurer                    May 15, 2002
------------------------------
(Richard H. Blank, Jr.)                        Secretary
                                       (Principal Financial and
                                          Accounting Officer)

              *                                 Trustee                     May 15, 2002
------------------------------
(Edmund L. Benson, III)

              *                                 Trustee                     May 15, 2002
------------------------------
(William P. Carmichael)

              *                                 Trustee                     May 15, 2002
------------------------------
(William H. Grigg)

              *                                 Trustee                     May 15, 2002
------------------------------
(Thomas F. Keller)

              *                                 Trustee                     May 15, 2002
------------------------------
(Carl E. Mundy, Jr.)

              *                                 Trustee                     May 15, 2002
------------------------------
(Cornelius J. Pings)

              *                                 Trustee                     May 15, 2002
------------------------------
(Charles B. Walker)

              *                                 Trustee                     May 15, 2002
------------------------------
(Thomas S. Word)

              *                                 Trustee                     May 15, 2002
------------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact